Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Strategy Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001506213
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2025
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024
Day Hagan Smart Sector International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Day Hagan Smart Sector International ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Day Hagan/Ned Davis Research Smart Sector International ETF

NYSE Arca Ticker: SSXU

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated September 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME Day Hagan/Ned Davis Research Smart Sector International ETF	NEW NAME Day Hagan Smart Sector International ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan Smart Sector ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Day Hagan Smart Sector ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Day Hagan/Ned Davis Research Smart Sector ETF

NYSE Arca Ticker: SSUS

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated November 26, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector ETF	Day Hagan Smart Sector ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated November 26, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Day Hagan Smart Sector Fixed Income ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF
NYSE Arca Ticker: SSFI

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated September 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	Day Hagan Smart Sector Fixed Income ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.